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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06463
AIM International Mutual Funds (Invesco International Mutual Funds)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 1/31/12

Item 1. Schedule of Investments.

Invesco Asia Pacific Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us           APG-QTR-1   01/12           Invesco Advisers, Inc.

Schedule of Investments
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—92.89%
Australia—12.08%
BHP Billiton Ltd.	334,413	$13,283,034
Brambles Ltd.	1,276,067	9,847,543
Coca-Cola Amatil Ltd.	642,760	7,888,918
Computershare Ltd.	674,096	5,473,980
CSL Ltd.	381,718	12,613,679
QBE Insurance Group Ltd.	305,536	3,726,965
WorleyParsons Ltd.	376,574	10,908,722

		63,742,841

China—18.51%
Anta Sports Products Ltd.	5,545,000	5,584,110
China Yurun Food Group Ltd.	3,254,000	5,379,067
CNOOC Ltd. -ADR	76,559	15,572,101
Franshion Properties China Ltd.	18,238,000	4,444,679
Industrial & Commercial Bank of China Ltd. -Class H	32,865,000	23,010,967
Lee & Man Paper Manufacturing Ltd.	16,258,000	6,645,502
Minth Group Ltd.	5,894,000	6,361,170
NetEase.com Inc. -ADR(a)	193,144	9,238,077
Stella International Holdings Ltd.	5,562,500	12,767,075
Vinda International Holdings Ltd.	3,890,000	4,729,839
Want Want China Holdings Ltd.	4,307,000	3,993,054

		97,725,641

Hong Kong—6.88%
Cheung Kong (Holdings) Ltd.	723,000	9,706,711
China Mobile Ltd.	835,000	8,525,631
Dickson Concepts (International) Ltd.	4,757,000	2,649,832
Hongkong Land Holdings Ltd.	619,000	3,177,572
Hutchison Whampoa Ltd.	1,094,000	10,356,704
Paliburg Holdings Ltd.	6,327,240	1,884,637

		36,301,087

Indonesia—8.39%
PT Bank Central Asia Tbk	7,280,500	6,456,805
PT Indocement Tunggal Prakarsa Tbk	2,682,000	5,038,369
PT Perusahaan Gas Negara	26,305,000	9,866,568
PT Summarecon Agung Tbk	92,864,500	12,357,613
PT Telekomunikasi Indonesia Tbk	13,859,000	10,550,583

		44,269,938

Malaysia—8.39%
Kossan Rubber Industries Berhad	15,057,500	17,332,517
Parkson Holdings Berhad	6,772,777	12,585,079
Public Bank Berhad	3,220,000	14,381,240

		44,298,836

Philippines—14.07%
Ayala Corp.	1,240,250	10,161,226
Energy Development Corp.	53,181,900	6,962,453
Energy Development Corp. (b)	2,918,750	382,044
First Gen Corp. (a)	35,899,189	10,874,728
First Gen Corp. (a)(b)	1,919,100	581,342
GMA Holdings, Inc. -PDR	49,179,200	9,448,917
GMA Holdings, Inc. -PDR (b)	1,468,000	282,050
Manila Water Co.	9,073,600	4,453,769
Philippine Long Distance Telephone Co.	228,910	14,638,940
SM Investments Corp.	1,136,065	16,490,110

		74,275,579

Singapore—4.04%
Keppel Corp. Ltd.	1,480,200	12,723,845
United Overseas Bank Ltd.	626,000	8,629,335

		21,353,180

South Korea—7.46%
Hyundai Department Store Co., Ltd. (a)	64,249	10,467,360
Hyundai Mobis	28,099	6,929,315
MegaStudy Co., Ltd. (a)	47,261	4,524,734
NHN Corp.	67,295	12,701,013
S1 Corp.	93,459	4,752,143

		39,374,565

Taiwan—4.35%
Taiwan Semiconductor Manufacturing Co. Ltd.	6,074,464	16,124,351
Wistron Corp.	4,554,672	6,838,245

		22,962,596

Thailand—8.72%
BEC World PCL	2,424,700	3,383,939
CP ALL PCL	1,322,200	2,495,925
Kasikornbank PCL	3,426,500	14,650,250
Major Cineplex Group PCL	16,339,300	8,119,562
Siam Commercial Bank PCL	3,255,900	12,712,614
Thai Stanley Electric PCL -Class F	960,700	4,650,048

		46,012,338

Total Common Stocks & Other Equity Interests (Cost $358,354,469)		490,316,601

See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Growth Fund

	Shares	Value

Money Market Funds—7.15%
Liquid Assets Portfolio—Institutional Class (c)	18,879,749	$18,879,749

Premier Portfolio—Institutional Class (c)	18,879,750	18,879,750

Total Money Market Fund (Cost $37,759,499)		37,759,499

TOTAL INVESTMENTS—100.04% (Cost $396,113,968)		528,076,100

OTHER ASSETS LESS LIABILITIES—(0.04)%		(216,560)

NET ASSETS—100.00%		$527,859,540

Investment Abbreviations:

ADR —	American Depositary Receipt

PDR —	Philippine Deposit Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2012 was $1,245,436, which represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Asia Pacific Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Asia Pacific Growth Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2
— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3
— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$38,843,924	$24,898,917	$—	$63,742,841
China	92,995,802	4,729,839	—	97,725,641

Hong Kong	4,534,469	31,766,618	—	36,301,087

Indonesia	20,417,151	23,852,787	—	44,269,938

Malaysia	44,298,836	—	—	44,298,836
Philippines	64,114,353	10,161,226	—	74,275,579
Singapore	8,629,335	12,723,845	—	21,353,180
South Korea	30,097,688	9,276,877	—	39,374,565
Taiwan	22,962,596	—	—	22,962,596
Thailand	46,012,338	—	—	46,012,338
United States	37,759,499	—	—	37,759,499

Total Investments	$410,665,991	$117,410,109	$—	$528,076,100

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $1,353,240 and $25,384,368, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$150,191,854

Aggregate unrealized (depreciation) of investment securities	(18,947,761)

Net unrealized appreciation of investment securities	$131,244,093

Cost of investments for tax purposes is $396,832,007.
Invesco Asia Pacific Growth Fund

Invesco European Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us           EGR-QTR-1   01/12           Invesco Advisers, Inc.

Schedule of Investments
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—92.68%
Austria—0.94%
Andritz AG	78,641	$7,293,975

Belgium—2.88%
Anheuser-Busch InBev N.V.	275,221	16,707,151
S.A. D’Ieteren N.V.	112,885	5,610,836

		22,317,987

Denmark—1.22%
Novo Nordisk A.S. -Class B	79,554	9,417,643

France—7.27%
BNP Paribas S.A.	143,330	6,133,891
Cap Gemini S.A.	155,465	5,690,608
Cie Generale des Etablissements Michelin -Class B	79,796	5,470,300
Danone S.A.	160,231	9,889,134
Faurecia	235,408	5,894,968
Publicis Groupe S.A.	95,881	4,823,359
SA des Ciments Vicat (Vicat)	120,940	7,327,790
Schneider Electric S.A.	77,858	4,855,690
Total S.A.	117,423	6,205,775

		56,291,515

Germany—6.71%
Bayer AG	62,548	4,386,415
Brenntag AG	40,878	4,278,950
Deutsche Boerse AG (a)	119,315	7,032,362
Fresenius Medical Care AG & Co. KGaA	141,770	10,122,286
SAP AG	206,604	12,482,295
Wirecard AG	761,133	13,679,021

		51,981,329

Greece—0.44%
Jumbo S.A. (a)	716,646	3,402,664

Ireland—4.43%
DCC PLC	407,912	9,843,977
Paddy Power PLC	350,340	19,454,300
Shire PLC	151,883	5,041,082

		34,339,359

Italy—0.40%
Ansaldo STS S.p.A.	319,249	3,094,251

Netherlands—3.67%
Aalberts Industries N.V.	305,672	5,731,405
Koninklijke Ahold N.V.	627,158	8,309,869
Unilever N.V.	289,429	9,634,686
VimpelCom Ltd. -ADR	444,629	4,739,745

		28,415,705

Norway—4.13%
Prosafe S.E.	2,304,988	17,869,342
TGS Nopec Geophysical Co. A.S.A.	565,823	14,152,564

		32,021,906

Russia—1.24%
Gazprom OAO -ADR	793,714	9,603,939

Spain—0.63%
Prosegur, Compania de Seguridad S.A.	105,356	4,860,405

Sweden—5.42%
Intrum Justitia A.B.	810,101	12,772,453
Kinnevik Investment A.B. -Class B	403,826	8,458,155
Swedbank AB -Class A	576,007	8,291,601
Telefonaktiebolaget LM Ericsson -Class B	837,632	7,788,460
Volvo AB -Class B	358,896	4,674,278

		41,984,947

Switzerland—12.67%
ABB Ltd. (a)	421,727	8,781,018
Aryzta AG (a)	449,957	20,779,281
Dufry AG (a)	132,312	15,059,415
Julius Baer Group Ltd. (a)	210,230	8,560,488
Nestle S.A.	204,581	11,733,827
Novartis AG	244,003	13,240,680
Roche Holding AG	58,588	9,918,516
Syngenta AG	33,130	10,051,142

		98,124,367

Turkey—3.40%
Haci Omer Sabanci Holding A.S.	3,826,299	14,643,648
Tupras-Turkiye Petrol Rafinerileri A.S.	510,985	11,647,283

		26,290,931

United Kingdom—37.23%
Amlin PLC	2,260,983	12,137,047
Balfour Beatty PLC	2,383,493	10,315,972
BG Group PLC	545,727	12,255,937
British American Tobacco PLC	321,997	14,824,773
Bunzl PLC	855,948	11,614,667
Centrica PLC	1,627,987	7,543,594
Chemring Group PLC	1,447,825	8,782,961
Compass Group PLC	1,911,736	17,745,957
GlaxoSmithKline PLC	240,208	5,337,806
Homeserve PLC	2,650,051	11,857,028
IG Group Holdings PLC	2,002,117	14,973,957
Imperial Tobacco Group PLC	435,860	15,608,587
Informa PLC	2,591,598	15,994,467
International Power PLC	768,407	4,069,410
Kingfisher PLC	2,103,441	8,488,466
Lancashire Holdings Ltd.	697,863	7,586,587
Micro Focus International PLC	1,286,387	8,586,916
Mitie Group PLC	2,676,165	10,752,367
See accompanying notes which are an integral part of this schedule.
Invesco European Growth Fund

	Shares	Value

United Kingdom—(continued)
Next PLC	233,536	$9,639,301
Reed Elsevier PLC	1,400,123	11,599,608
Royal Dutch Shell PLC -Class B	360,177	13,178,874
Smiths Group PLC	491,182	7,431,387
Tesco PLC	1,250,475	6,298,513
UBM PLC	779,954	6,768,734
Ultra Electronics Holdings PLC	504,333	12,196,930
Vodafone Group PLC	3,212,624	8,684,485
William Hill PLC	1,439,895	5,107,912
WPP PLC	760,802	8,961,231

		288,343,474

Total Common Stocks & Other Equity Interests (Cost $580,061,556)		717,784,397

Preferred Stock—1.09%
Germany—1.09%
Volkswagen AG -1.60% Pfd. (Cost $9,279,137)	47,623	8,448,127

Money Market Funds—5.97%
Liquid Assets Portfolio—Institutional Class (b)	23,143,100	23,143,100
Premier Portfolio—Institutional Class (b)	23,143,099	23,143,099

Total Money Market Funds (Cost $46,286,199)		46,286,199

TOTAL INVESTMENTS—99.74% (Cost $635,626,892)		772,518,723

OTHER ASSETS LESS LIABILITIES—0.26%		1,983,988

NET ASSETS—100.00%		$774,502,711

Investment Abbreviations:

ADR —	American Depositary Receipt

Pfd. —	Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco European Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco European Growth Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Austria	$7,293,975	$—	$—	$7,293,975
Belgium	5,610,836	16,707,151	—	22,317,987
Denmark	—	9,417,643	—	9,417,643
France	20,918,268	35,373,247	—	56,291,515
Germany	26,161,316	34,268,140	—	60,429,456
Greece	3,402,664	—	—	3,402,664
Ireland	14,885,059	19,454,300	—	34,339,359
Italy	3,094,251	—	—	3,094,251
Netherlands	28,415,705	—	—	28,415,705
Norway	32,021,906	—	—	32,021,906
Russia	9,603,939	—	—	9,603,939
Spain	4,860,405	—	—	4,860,405
Sweden	20,560,913	21,424,034	—	41,984,947
Switzerland	30,697,797	67,426,570	—	98,124,367
Turkey	26,290,931	—	—	26,290,931
United Kingdom	82,180,596	206,162,878	—	288,343,474
United States	46,286,199	—	—	46,286,199

Total Investments	$362,284,760	$410,233,963	$—	$772,518,723

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco European Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $10,176,855 and $53,615,292, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$178,975,366

Aggregate unrealized (depreciation) of investment securities	(42,280,989)

Net unrealized appreciation of investment securities	$136,694,377

Cost of investments for tax purposes is $635,824,346.
Invesco European Growth Fund

Invesco Global Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us           GLG-QTR-1    01/12           Invesco Advisers, Inc.

Schedule of Investments
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—93.09%
Australia—4.06%
BHP Billiton Ltd.	134,829	$5,355,468
Brambles Ltd.	422,804	3,262,823
WorleyParsons Ltd.	146,690	4,249,365

		12,867,656

Belgium—1.79%
Anheuser-Busch InBev N.V.	93,539	5,678,237

Brazil—2.21%
Banco Bradesco S.A. -ADR	273,282	4,886,282
Cielo S.A.	71,300	2,124,551

		7,010,833

Canada—1.15%
CGI Group Inc. (a)	3,903	78,815
Suncor Energy, Inc.	102,958	3,546,240

		3,625,055

China—1.66%
Industrial & Commercial Bank of China Ltd. -Class H	6,314,000	4,420,850
NetEase.com Inc. -ADR(a)	17,509	837,456

		5,258,306

Denmark—0.99%
Novo Nordisk A.S. -Class B	26,468	3,133,295

France—4.28%
BNP Paribas S.A.	52,559	2,249,293
Cap Gemini S.A.	61,040	2,234,295
Cie Generale des Etablissements Michelin -Class B	27,943	1,915,592
Danone S.A.	53,567	3,306,047
L’Oreal SA	18,993	2,019,972
Schneider Electric S.A.	29,453	1,836,865

		13,562,064

Germany—4.47%
Adidas AG	68,199	4,919,524
Bayer AG	24,494	1,717,734
Fresenius Medical Care AG & Co. KGaA	41,306	2,949,222
SAP AG	75,422	4,556,735

		14,143,215

Hong Kong—1.28%
China Mobile Ltd.	180,000	1,837,861
Hutchison Whampoa Ltd.	235,000	2,224,703

		4,062,564

Ireland—4.15%
Accenture PLC -Class A	77,210	4,427,221
Cooper Industries PLC	44,425	2,626,406
Ingersoll-Rand PLC	56,075	1,959,261
WPP PLC	350,628	4,129,929

		13,142,817

Israel—2.03%
Teva Pharmaceutical Industries Ltd. -ADR	142,462	6,429,310

Japan—6.82%
Canon Inc.	118,500	5,132,425
Fanuc Corp.	15,100	2,553,012
Keyence Corp.	13,400	3,347,832
Komatsu Ltd.	78,900	2,215,820
Nidec Corp.	23,600	2,260,002
Toyota Motor Corp.	52,000	1,924,523
Yamada Denki Co., Ltd.	65,570	4,180,378

		21,613,992

Mexico—1.69%
America Movil SAB de C.V. -Series L -ADR	107,776	2,501,481
Grupo Televisa S.A.B. -ADR	144,699	2,853,464

		5,354,945

Netherlands—2.22%
Koninklijke Ahold N.V.	170,366	2,257,356
Unilever N.V.	143,638	4,781,508

		7,038,864

Russia—1.03%
Gazprom OAO -ADR	270,469	3,272,675

Singapore—0.69%
United Overseas Bank Ltd.	158,000	2,178,011

South Korea—1.94%
Hyundai Mobis	13,793	3,401,404
NHN Corp.	14,549	2,745,925

		6,147,329

Spain—1.01%
Amadeus IT Holding S.A.—Class A	187,452	3,211,953

Sweden—2.46%
Swedbank AB -Class A	182,296	2,624,145
Telefonaktiebolaget LM Ericsson -Class B	350,873	3,262,483
Volvo AB -Class B	145,584	1,896,093

		7,782,721

See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

	Shares	Value

Switzerland—6.77%
ABB Ltd. (a)	151,832	$3,161,380
Julius Baer Group Ltd. (a)	76,736	3,124,661
Nestle S.A.	50,983	2,924,151
Novartis AG	79,227	4,299,207
Roche Holding AG	23,466	3,972,621
Syngenta AG	13,101	3,974,646

		21,456,666

Taiwan—1.12%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,331,428	3,534,207

United Kingdom—14.11%
BG Group PLC	175,043	3,931,116
British American Tobacco PLC	60,807	2,799,560
Centrica PLC	469,721	2,176,544
Compass Group PLC	497,097	4,614,372
GlaxoSmithKline PLC	74,111	1,646,865
Imperial Tobacco Group PLC	175,777	6,294,752
Kingfisher PLC	743,139	2,998,948
Next PLC	87,772	3,622,828
Reed Elsevier PLC	479,023	3,968,565
Royal Dutch Shell PLC -Class B	119,349	4,366,979
Smith & Nephew PLC	267,024	2,593,927
Tesco PLC	516,913	2,603,637
Vodafone Group PLC	1,136,340	3,071,797

		44,689,890

United States—25.16%
Amazon.com, Inc. (a)	14,526	2,824,435
Apple Inc. (a)	20,145	9,195,790
Broadcom Corp. -Class A (a)	46,005	1,579,812
Cameron International Corp. (a)	68,681	3,653,829
Cardinal Health, Inc.	92,302	3,971,755
Celgene Corp. (a)	10,724	779,635
Chubb Corp. (The)	28,193	1,900,490
Comcast Corp. -Class A	155,277	4,128,815
Costco Wholesale Corp.	32,645	2,685,704
Deckers Outdoor Corp. (a)	31,703	2,563,188
DIRECTV -Class A (a)	87,701	3,947,422
EMC Corp. (a)	71,131	1,832,335
Express Scripts, Inc. (a)	40,388	2,066,250
Exxon Mobil Corp.	19,875	1,664,332
Gilead Sciences, Inc. (a)	81,566	3,983,683
Google Inc. -Class A (a)	7,732	4,485,411
Home Depot, Inc. (The)	44,924	1,994,176
Johnson Controls, Inc.	50,375	1,600,414
JPMorgan Chase & Co.	45,628	1,701,924
Macy’s, Inc.	71,708	2,415,843
Medco Health Solutions, Inc. (a)	6,574	407,719
Microsoft Corp.	158,878	4,691,667
Mosaic Co. (The)	38,033	2,128,707
Occidental Petroleum Corp.	48,604	4,849,221
PepsiCo, Inc.	31,922	2,096,318
UnitedHealth Group Inc.	105,520	5,464,881

Visa Inc. -Class A	10,701	1,076,949
		79,690,705

Total Common Stocks & Other Equity Interests (Cost $257,434,137)		294,885,310

Preferred Stocks—1.01%
Germany—1.01%
Volkswagen AG -1.60% Pfd. (Cost $3,257,004)	18,068	3,205,190

Money Market Funds—5.26%
Liquid Assets Portfolio—Institutional Class (b)	8,325,407	8,325,407
Premier Portfolio—Institutional Class (b)	8,325,407	8,325,407

Total Money Market Funds (Cost $16,650,814)		16,650,814

TOTAL INVESTMENTS—99.36% (Cost $277,341,955)		314,741,314

OTHER ASSETS LESS LIABILITIES—0.64%		2,020,964

NET ASSETS—100.00%		$316,762,278

Investment Abbreviations:
ADR — American Depositary Receipt
Pfd. — Preferred
Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Global Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Global Growth Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$7,512,188	$5,355,468	$—	$12,867,656
Belgium	—	5,678,237	—	5,678,237
Brazil	7,010,833	—	—	7,010,833
Canada	3,625,055	—	—	3,625,055
China	5,258,306	—	—	5,258,306
Denmark	—	3,133,295	—	3,133,295
France	5,326,019	8,236,045	—	13,562,064
Germany	4,556,735	12,791,670	—	17,348,405
Hong Kong	—	4,062,564	—	4,062,564
Ireland	9,012,888	4,129,929	—	13,142,817
Israel	6,429,310	—	—	6,429,310
Japan	6,440,380	15,173,612	—	21,613,992
Mexico	5,354,945	—	—	5,354,945
Netherlands	7,038,864	—	—	7,038,864
Russia	3,272,675	—	—	3,272,675
Singapore	2,178,011			2,178,011
South Korea	6,147,329	—	—	6,147,329
Spain	3,211,953	—	—	3,211,953
Sweden	3,262,483	4,520,238	—	7,782,721
Switzerland	3,972,621	17,484,045	—	21,456,666
Taiwan	3,534,207	—	—	3,534,207
United Kingdom	16,418,818	28,271,072	—	44,689,890
United States	96,341,519	—	—	96,341,519

Total Investments	$205,905,139	$108,836,175	$—	$314,741,314

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco Global Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $8,546,403 and $13,045,043, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$49,110,371

Aggregate unrealized (depreciation) of investment securities	(11,750,802)

Net unrealized appreciation of investment securities	$37,359,569

Cost of investments for tax purposes is $277,381,745.
Invesco Global Growth Fund

Invesco Global Small & Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us           GSMG-QTR-1   01/12      Invesco Advisers, Inc.

Schedule of Investments
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—94.41%
Australia—0.62%
Computershare Ltd.	434,889	$3,531,505

Brazil—4.96%
CETIP S.A.	242,500	3,741,341
Cielo S.A.	610,613	18,194,646
Duratex S.A.	1,151,240	6,452,164

		28,388,151

Canada—8.68%
Astral Media Inc. -Class A	158,400	5,568,009
Fairfax Financial Holdings Ltd.	20,671	8,389,606
MacDonald, Dettwiler and Associates Ltd.	77,012	3,392,122
Onex Corp.	302,723	10,475,158
Open Text Corp. (a)	102,645	5,201,854
Paramount Resources Ltd. — Class A (a)	251,828	8,663,807
Precision Drilling Corp. (a)	777,655	7,979,727

		49,670,283

China—4.54%
Anta Sports Products Ltd.	5,871,000	5,912,410
China Yurun Food Group Ltd.	3,541,000	5,853,496
Lee & Man Paper Manufacturing Ltd.	11,554,000	4,722,729
NetEase.com Inc. -ADR(a)	198,089	9,474,597

		25,963,232

France—0.72%
Faurecia	163,450	4,093,032

Germany—1.54%
Brenntag AG	29,717	3,110,660
Deutsche Boerse AG	96,354	5,679,053

		8,789,713

Hong Kong—0.45%
Hongkong Land Holdings Ltd.	497,000	2,551,298

Indonesia—1.06%
PT Perusahaan Gas Negara	16,224,500	6,085,540

Ireland—2.26%
Cooper Industries PLC	68,439	4,046,114
DCC PLC	366,961	8,855,723

		12,901,837

Japan—3.61%
EXEDY Corp.	466,400	14,225,108
THK Co., Ltd.	298,500	6,448,904

		20,674,012

Mexico—1.07%
America Movil S.A.B de C.V. -Series L -ADR	264,384	6,136,353

Netherlands—1.39%
LyondellBasell Industries N.V. -Class A	92,875	4,002,913
VimpelCom Ltd. -ADR	370,246	3,946,822

		7,949,735

Philippines—5.53%
Ayala Corp.	3,053,349	25,015,738
Energy Development Corp.	44,094,600	5,771,680
Energy Development Corp. (b)	6,577,500	860,949

		31,648,367

Singapore—0.58%
Avago Technologies Ltd.	97,408	3,306,028

South Africa—2.64%
AngloGold Ashanti Ltd. -ADR	87,789	4,020,736
Naspers Ltd. -Class N	221,481	11,082,205

		15,102,941

South Korea—1.42%
NHN Corp.	43,091	8,132,838

Spain—0.66%
Prosegur, Compania de Seguridad S.A.	82,257	3,794,775

Sweden—1.08%
Kinnevik Investment A.B. -Class B	294,904	6,176,778

Switzerland—1.76%
Aryzta AG	217,713	10,054,116

Thailand—2.11%
Siam Commercial Bank PCL	3,089,900	12,064,469

Turkey—2.88%
Haci Omer Sabanci Holding A.S.	1,770,697	6,776,643
Tupras-Turkiye Petrol Rafinerileri A.S.	424,952	9,686,265

		16,462,908

United Kingdom—16.93%
African Barrick Gold Ltd.	676,174	5,501,040
Bunzl PLC	443,869	6,023,018
Chemring Group PLC	955,565	5,796,757
Compass Group PLC	611,853	5,679,611
Homeserve PLC	2,048,957	9,167,575
IG Group Holdings PLC	1,623,859	12,144,942
Informa PLC	1,662,227	10,258,703
International Power PLC	569,712	3,017,141
Lancashire Holdings Ltd.	637,330	6,928,523
Micro Focus International PLC	1,105,816	7,381,567
See accompanying notes which are an integral part of this schedule.
Invesco Global Small & Mid Cap Growth Fund

	Shares	Value

United Kingdom—(continued)
Shire PLC	144,976	$4,811,834
Smiths Group PLC	396,534	5,999,401
UBM PLC	424,848	3,686,990
Ultra Electronics Holdings PLC	266,074	6,434,808
William Hill PLC	1,137,590	4,035,509

		96,867,419

United States—27.92%
Aetna Inc.	59,114	2,583,282
Affiliated Managers Group, Inc. (a)	36,572	3,675,852
AGCO Corp. (a)	69,447	3,536,936
Albemarle Corp.	78,754	5,064,670
Allscripts Healthcare Solutions, Inc. (a)	107,080	2,047,370
Altera Corp.	63,774	2,537,567
Amphenol Corp. -Class A	113,805	6,194,406
Avnet, Inc. (a)	94,925	3,310,035
BioMarin Pharmaceutical Inc. (a)	76,816	2,740,027
Brookdale Senior Living, Inc. (a)	123,745	2,177,912
C.H. Robinson Worldwide, Inc.	50,684	3,489,086
Cabot Oil & Gas Corp.	79,172	2,525,587
Cameron International Corp. (a)	53,716	2,857,691
Chipotle Mexican Grill, Inc. (a)	6,339	2,328,251
Church & Dwight Co., Inc.	71,094	3,225,535
Cinemark Holdings, Inc.	192,126	3,788,725
Citrix Systems, Inc. (a)	38,307	2,497,999
Coach, Inc.	89,957	6,301,488
Cognizant Technology Solutions Corp. -Class A (a)	52,124	3,739,897
DaVita, Inc. (a)	59,688	4,883,075
Dick’s Sporting Goods, Inc.	88,627	3,652,319
Discover Financial Services	136,112	3,699,524
Dollar Tree, Inc. (a)	42,480	3,602,729
Endo Pharmaceuticals Holdings Inc. (a)	25,922	963,521
Express Scripts, Inc. (a)	82,250	4,207,910
F5 Networks, Inc. (a)	25,378	3,038,762
Gardner Denver Inc.	48,553	3,622,054
Gentex Corp.	171,807	4,616,454
HMS Holdings Corp. (a)	69,193	2,284,061
Intrepid Potash, Inc. (a)	125,503	2,998,267
Juniper Networks, Inc. (a)	86,352	1,807,347
Kansas City Southern (a)	55,520	3,810,893
Key Energy Services, Inc. (a)	130,988	1,896,706
MasTec Inc. (a)	101,668	1,656,172
Michael Kors Holdings Ltd. (a)	101,415	3,138,794
Monster Beverage Corp. (a)	27,712	2,896,181
Navistar International Corp. (a)	90,579	3,921,165
NetApp, Inc. (a)	60,680	2,290,063
NII Holdings Inc. (a)	94,755	1,905,523
Owens-Illinois, Inc. (a)	86,385	2,077,559
PetSmart, Inc.	42,883	2,282,233
Pioneer Natural Resources Co.	17,158	1,703,789
Robert Half International, Inc.	80,974	2,242,170
Salesforce.com, Inc. (a)	22,534	2,631,971
Starwood Hotels & Resorts Worldwide, Inc.	45,946	2,492,111
Tesla Motors, Inc. (a)	91,286	2,653,684
Triumph Group, Inc.	60,903	3,810,701
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	77,557	5,911,394
Universal Health Services, Inc. -Class B	97,428	4,022,802
Whiting Petroleum Corp. (a)	86,920	4,353,823

		159,696,073

Total Common Stocks & Other Equity Interests (Cost $441,855,730)		540,041,403

Preferred Stocks—1.21%
Brazil—1.21%
Companhia de Transmissao de Energia Eletrica Paulista -Pfd. (Cost $5,406,331)	218,100	6,899,591

Money Market Funds—4.75%
Liquid Assets Portfolio — Institutional Class (c)	13,598,333	13,598,333
Premier Portfolio — Institutional Class(c)	13,598,332	13,598,332

Total Money Market Funds (Cost $27,196,665)		27,196,665

TOTAL INVESTMENTS—100.37% (Cost $474,458,726)		574,137,659

OTHER ASSETS LESS LIABILITIES—(0.37)%		(2,131,305)

NET ASSETS—100.00%		$572,006,354

Investment Abbreviations:

ADR	— American Depositary Receipt

Pfd.	— Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2012 represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Global Small & Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Global Small & Mid Cap Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Global Small & Mid Cap Growth Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$3,531,505	$—	$—	$3,531,505
Brazil	35,287,742	—	—	35,287,742
Canada	49,670,283	—	—	49,670,283
China	25,963,232	—	—	25,963,232
France	—	4,093,032	—	4,093,032
Germany	—	8,789,713	—	8,789,713
Hong Kong	—	2,551,298	—	2,551,298
Indonesia	6,085,540	—	—	6,085,540
Ireland	12,901,837	—	—	12,901,837
Japan	14,225,108	6,448,904	—	20,674,012
Mexico	6,136,353	—	—	6,136,353
Netherlands	7,949,735	—	—	7,949,735
Philippines	6,632,629	25,015,738	—	31,648,367
Singapore	3,306,028	—	—	3,306,028
South Africa	4,020,736	11,082,205	—	15,102,941
South Korea	8,132,838	—	—	8,132,838
Spain	3,794,775	—	—	3,794,775
Sweden	—	6,176,778	—	6,176,778
Switzerland	10,054,116	—	—	10,054,116
Thailand	12,064,469	—	—	12,064,469
Turkey	16,462,908	—	—	16,462,908
United Kingdom	31,681,439	65,185,980	—	96,867,419
United States	186,892,738	—	—	186,892,738

Total Investments	$444,794,011	$129,343,648	$—	$574,137,659

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco Global Small & Mid Cap Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $56,211,390 and $57,892,715, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$126,443,230

Aggregate unrealized (depreciation) of investment securities	(27,585,122)

Net unrealized appreciation of investment securities	$98,858,108

Cost of investments for tax purposes is $475,279,551.
Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us           I-ICE-QTR-1   01/12      Invesco Advisers, Inc.

Schedule of Investments
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.11%
Australia—8.32%
Australia & New Zealand Banking Group Ltd.	192,577	$4,370,069
BHP Billiton Ltd.	193,422	7,682,809
Macquarie Group Ltd.	96,927	2,618,321
Suncorp Group Ltd.	489,472	4,363,399
Telstra Corp. Ltd.	1,405,471	4,968,052

		24,002,650

Brazil—1.31%
Banco Santander Brasil SA (a)(b)	26,100	242,054
Banco Santander Brasil SA (a)	44,900	416,407
Companhia Energetica de Minas Gerais -ADR(c)	37,579	760,599
PDG Realty SA Empreendimentos e Participacoes	166,000	672,819
Petroleo Brasileiro SA -ADR	32,451	991,378
Vale SA -ADR	27,522	696,307

		3,779,564

Canada—3.63%
Nexen Inc.	160,565	2,877,297
Suncor Energy, Inc.	119,793	4,126,097
Toronto-Dominion Bank (The)	44,766	3,461,463

		10,464,857

China—1.30%
China Communications Construction Co. Ltd. -Class H	322,000	299,359
China Construction Bank Corp. -Class H	989,000	791,935
China Dongxiang Group Co.	1,538,000	255,264
China Minsheng Banking Corp., Ltd. -Class H	887,000	820,057
CNOOC Ltd.	382,800	779,980
KWG Property Holding Ltd.	597,500	249,027
Renhe Commercial Holdings Co., Ltd.	4,652,000	551,860

		3,747,482

Denmark—1.10%
Danske Bank AS (d)	215,774	3,167,012

France—10.88%
BNP Paribas SA	75,582	3,234,576
Bouygues SA	177,769	5,535,675
Cie Generale des Etablissements Michelin -Class B	55,760	3,822,547
Sanofi	102,370	7,587,689
Total SA -ADR	102,336	5,420,738
Vallourec SA	85,903	5,801,205

		31,402,430

Germany—2.72%
Deutsche Lufthansa AG	247,921	3,430,781
Muenchener Rueckversicherungs-Gesellschaft AG	14,347	1,872,468
Salzgitter AG	42,732	2,558,078

		7,861,327

Hong Kong—2.68%
Cheung Kong (Holdings) Ltd.	248,000	3,329,550
China Mobile Ltd.	105,500	1,077,190
Henderson Land Development Co. Ltd.	614,000	3,324,741

		7,731,481

India—0.72%
Canara Bank Ltd.	63,868	607,105
Grasim Industries Ltd.	8,854	467,223
Oil and Natural Gas Corp. Ltd.	91,981	512,476
Tata Motors Ltd.	97,847	479,751

		2,066,555

Indonesia—0.12%
PT Telekomunikasi Indonesia Tbk	458,000	348,666

Ireland—0.22%
Dragon Oil PLC	77,757	637,234

Italy—1.70%
Eni S.p.A -ADR(c)	110,478	4,916,271

Japan—23.66%
Asahi Group Holdings, Ltd.	223,700	4,953,141
East Japan Railway Co.	46,200	2,995,186
FUJIFILM Holdings Corp.	229,700	5,469,574
Mitsubishi Corp.	220,300	5,057,289
Mitsubishi UFJ Financial Group, Inc.	1,224,500	5,632,505
Nippon Telegraph & Telephone Corp.	68,700	3,433,648
Nippon Yusen Kabushiki Kaisha (c)	1,261,000	3,206,662
Nissan Motor Co., Ltd.	636,200	6,030,348
Nitto Denko Corp.	65,900	2,349,334
NSK Ltd.	158,000	1,182,224
NTT DoCoMo, Inc.	1,899	3,373,011
Seven & I Holdings Co., Ltd.	136,900	3,860,901
Shin-Etsu Chemical Co., Ltd.	56,000	2,920,233
Sumitomo Chemical Co., Ltd.	1,230,000	4,973,718
Toyo Suisan Kaisha, Ltd.	147,000	3,619,559
Toyota Motor Corp.	102,300	3,786,129
Yamada Denki Co., Ltd.	85,300	5,438,253

		68,281,715

Mexico—0.23%
America Movil SAB de C.V. -Series L	561,600	653,744

Norway—2.94%
Statoil ASA	106,685	2,684,035

See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

	Shares	Value

Norway—(continued)
Yara International ASA	144,024	$5,812,922

		8,496,957

Poland—0.20%
KGHM Polska Miedz SA	13,499	586,606

Russia—0.69%
Gazprom OAO -ADR	43,788	529,835
JSFC Sistema -REGS -GDR(b)	23,723	462,146
Magnitogorsk Iron & Steel Works -REGS -GDR(b)	59,797	357,771
Rosneft Oil Co. -REGS -GDR(b)	88,078	649,135

		1,998,887

South Africa—1.00%
Sasol Ltd.	14,426	735,297
Standard Bank Group Ltd.	51,460	704,744
Steinhoff International Holdings Ltd. (d)	248,676	793,543
Tiger Brands Ltd.	19,828	637,923

		2,871,507

South Korea—2.09%
Dongbu Insurance Co., Ltd.	13,347	568,317
Hyundai Mipo Dockyard Co., Ltd.	5,373	600,983
Hyundai Mobis	3,779	931,915
KT&G Corp.	9,240	646,568
POSCO	2,105	775,418
Samsung Electronics Co., Ltd.	1,360	1,345,902
Shinhan Financial Group Co., Ltd.	14,937	596,616
SK Telecom Co., Ltd.	2,799	354,350
SK Telecom Co., Ltd. -ADR	14,627	204,924

		6,024,993

Spain—4.70%
Banco Santander SA	449,346	3,497,080
Iberdrola SA	604,335	3,568,622
Repsol YPF, SA	117,151	3,217,904
Telefonica SA	187,171	3,270,401

		13,554,007

Switzerland—7.22%
Actelion Ltd. (d)	66,337	2,549,761
Holcim Ltd. (d)	61,574	3,517,279
Swisscom AG	19,764	7,813,198
Zurich Financial Services AG (d)	28,937	6,961,308

		20,841,546

Taiwan—0.64%
AU Optronics Corp. -ADR	59,724	314,746
HTC Corp.	23,337	384,502
Powertech Technology Inc.	279,000	698,137
Wistron Corp.	297,000	445,907

		1,843,292

Thailand—0.42%
Bangkok Bank Public Co. Ltd. -NVDR	140,000	692,210

PTT PCL	46,300	506,943

		1,199,153

Turkey—0.11%
Asya Katilim Bankasi AS (d)	337,555	321,065

United Kingdom—16.51%
AstraZeneca PLC	77,075	3,710,307
Barclays PLC	1,174,261	3,961,886
Eurasian Natural Resources Corp.	58,795	640,927
GlaxoSmithKline PLC	261,732	5,816,104
Imperial Tobacco Group PLC	266,516	9,544,208
International Power PLC	798,179	4,227,080
National Grid PLC	461,002	4,596,016
Rio Tinto PLC	121,314	7,324,936
Royal Dutch Shell PLC -ADR	109,556	7,817,916

		47,639,380

Total Common Stocks & Other Equity Interests (Cost $267,035,220)		274,438,381

Preferred Stocks—2.28%
Germany—2.28%
Porsche Automobil Holding SE -1.04% Pfd. (Cost $6,086,553)	107,357	6,581,624

Money Market Funds—2.49%
Liquid Assets Portfolio — Institutional Class (e)	3,596,838	3,596,838
Premier Portfolio — Institutional Class (e)	3,596,837	3,596,837

Total Money Market Funds (Cost $7,193,675)		7,193,675

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.88% (Cost $280,315,448)		288,213,680

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—1.55%
Liquid Assets Portfolio — Institutional Class (Cost $4,471,050)(e)(f)	4,471,050	4,471,050

TOTAL INVESTMENTS—101.43% (Cost $284,786,498)		292,684,730

OTHER ASSETS LESS LIABILITIES—(1.43)%		(4,135,999)

NET ASSETS—100.00%		$288,548,731

Investment Abbreviations:

ADR	—American Depositary Receipt

GDR	—Global Depositary Receipt

NVDR	—Non-Voting Depositary Receipt

Pfd.	—Preferred

REGS	—Regulation S
See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Notes to Schedule of Investments:

(a)	Each unit represents 55 common shares and 50 preferred shares.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2012 was $1,711,106, which represented 0.59% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at January 31, 2012.

(d)	Non-income producing security.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco International Core Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
Invesco International Core Equity Fund

E.	Foreign Currency Translations — (continued)

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$4,968,052	$19,034,598	$—	$24,002,650
Brazil	3,779,564	—	—	3,779,564
Canada	10,464,857	—	—	10,464,857
China	2,463,211	1,284,271	—	3,747,482
Denmark	—	3,167,012	—	3,167,012
France	11,221,943	20,180,487	—	31,402,430
Germany	6,581,624	7,861,327	—	14,442,951
Hong Kong	—	7,731,481	—	7,731,481
India	607,105	1,459,450	—	2,066,555
Indonesia	348,666	—	—	348,666
Ireland	637,234	—	—	637,234
Invesco International Core Equity Fund

	Level 1	Level 2	Level 3	Total

Italy	4,916,271	—	—	4,916,271
Japan	15,864,471	52,417,244	—	68,281,715
Mexico	653,744	—	—	653,744
Norway	—	8,496,957	—	8,496,957
Poland	—	586,606	—	586,606
Russia	1,178,970	819,917	—	1,998,887
South Africa	—	2,871,507	—	2,871,507
South Korea	1,783,407	4,241,586	—	6,024,993
Spain	6,714,984	6,839,023	—	13,554,007
Switzerland	—	20,841,546	—	20,841,546
Taiwan	1,458,790	384,502	—	1,843,292
Thailand	—	1,199,153	—	1,199,153
Turkey	321,065	—	—	321,065
United Kingdom	17,344,327	30,295,053	—	47,639,380
United States	11,664,725	—	—	11,664,725

Total Investments	$102,973,010	$189,711,720	$—	$292,684,730

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $14,514,988 and $15,241,157, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$36,680,180

Aggregate unrealized (depreciation) of investment securities	(31,934,889)

Net unrealized appreciation of investment securities	$4,745,291

Cost of investments for tax purposes is $287,939,439.
Invesco International Core Equity Fund

Invesco International Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012

invesco.com/us           IGR-QTR-1 01/12              Invesco Advisers, Inc.

Schedule of Investments
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—87.97%
Australia—5.29%
BHP Billiton Ltd.	1,790,464	$71,118,034
Brambles Ltd.	9,012,620	69,551,335
CSL Ltd.	1,235,912	40,840,088
WorleyParsons Ltd.	2,442,264	70,748,321

		252,257,778

Belgium—1.81%
Anheuser-Busch InBev N.V.	1,424,261	86,459,041

Brazil—2.58%
Banco Bradesco S.A. -ADR	4,634,446	82,863,895
Petroleo Brasileiro S.A. -ADR	1,438,122	40,166,747

		123,030,642

Canada—6.05%
Agrium Inc.	519,333	41,860,477
Canadian National Railway Co.	508,539	38,353,415
Canadian Natural Resources Ltd.	995,985	39,450,064
Cenovus Energy Inc.	1,260,193	45,981,713
CGI Group Inc. —Class A	58,610	1,183,539
Fairfax Financial Holdings Ltd.	98,920	40,148,025
Suncor Energy, Inc.	2,360,484	81,303,468

		288,280,701

China—1.34%
Industrial & Commercial Bank of China Ltd. -Class H	91,098,000	63,783,753

Denmark—1.21%
Novo Nordisk A.S. -Class B	488,395	57,816,451

France—6.36%
BNP Paribas S.A.	860,420	36,822,173
Cap Gemini S.A.	1,019,290	37,309,875
Cie Generale des Etablissements Michelin -Class B	411,545	28,212,876
Danone S.A.	890,318	54,948,629
Eutelsat Communications S.A.	774,369	28,740,318
L’Oreal S.A.	274,937	29,240,507
Publicis Groupe S.A.	503,449	25,326,344
Schneider Electric S.A.	497,299	31,014,540
Total S.A.	591,034	31,235,993

		302,851,255

Germany—4.80%
Adidas AG	991,650	71,532,514
Bayer AG	353,163	24,766,891
Fresenius Medical Care AG & Co. KGaA	789,558	56,373,927
SAP AG	1,255,897	75,876,926

		228,550,258

Hong Kong—2.36%
China Mobile Ltd.	5,259,000	53,696,159
Hutchison Whampoa Ltd.	6,199,000	58,684,835

		112,380,994

Israel—1.84%
Teva Pharmaceutical Industries Ltd. -ADR	1,940,152	87,559,060

Japan—8.92%
Canon Inc.	1,794,400	77,718,336
Denso Corp.	1,825,600	54,511,543
FANUC Corp.	273,600	46,258,560
Keyence Corp.	177,800	44,421,232
Komatsu Ltd.	1,147,345	32,221,926
Nidec Corp.	449,602	43,055,157
Toyota Motor Corp.	1,445,100	53,483,231
Yamada Denki Co., Ltd.	1,149,287	73,272,135

		424,942,120

Mexico—3.26%
America Movil S.A.B. de C.V. -Series L -ADR	2,470,495	57,340,189
Fomento Economico Mexicano, S.A.B. de C.V. -ADR	830,970	58,600,004
Grupo Televisa S.A.B. -ADR	1,989,051	39,224,086

		155,164,279

Netherlands—2.23%
Koninklijke Ahold N.V.	3,527,682	46,741,928
Unilever N.V.	1,783,681	59,376,243

		106,118,171

Russia—1.31%
Gazprom OAO -ADR	3,905,605	47,257,821
VimpelCom Ltd. -ADR	1,426,396	15,205,381

		62,463,202

Singapore—2.65%
Keppel Corp. Ltd.	8,186,548	70,371,819
United Overseas Bank Ltd.	4,047,000	55,787,408

		126,159,227

South Korea—2.34%
Hyundai Mobis	213,330	52,607,954
NHN Corp.	312,925	59,060,324

		111,668,278

Spain—0.66%
Amadeus IT Holding S.A.—Class A	1,836,467	31,467,495

Sweden—2.99%
Kinnevik Investment AB -Class B	1,125,591	23,575,557
Swedbank AB -Class A	3,057,142	44,007,454
Telefonaktiebolaget LM Ericsson -Class B	5,038,419	46,848,172
See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

	Shares	Value

Sweden—(continued)
Volvo AB -Class B	2,155,406	$28,072,104

		142,503,287

Switzerland—7.79%
ABB Ltd. (a)	2,680,268	55,807,386
Julius Baer Group Ltd. (a)	1,220,695	49,706,250
Nestle S.A.	1,244,521	71,380,010
Novartis AG	1,339,655	72,695,593
Roche Holding AG	329,615	55,801,387
Syngenta AG (a)	216,980	65,828,458

		371,219,084

Taiwan—1.35%
Taiwan Semiconductor Manufacturing Co. Ltd.	24,172,887	64,165,679

Turkey—0.70%
Akbank T.A.S.	8,916,860	33,523,539

United Kingdom—20.13%
BG Group PLC	3,445,744	77,384,519
British American Tobacco PLC	1,552,964	71,498,612
British Sky Broadcasting Group PLC	1,388,899	15,139,148
Centrica PLC	9,042,312	41,899,310
Compass Group PLC	10,864,190	100,848,365
GlaxoSmithKline PLC	1,633,476	36,298,450
Imperial Tobacco Group PLC	2,524,117	90,391,182
Informa PLC	6,502,274	40,129,838
International Power PLC	6,111,312	32,364,927
Kingfisher PLC	10,811,100	43,628,346
Next PLC	1,361,059	56,178,309
Reed Elsevier PLC	8,011,289	66,371,178
Royal Dutch Shell PLC -Class B	1,815,215	66,418,702
Shire PLC	1,182,722	39,255,206
Smith & Nephew PLC	4,341,742	42,176,584
Tesco PLC	7,701,505	38,791,680
Vodafone Group PLC	18,378,578	49,681,660
WPP PLC	4,312,464	50,795,065

		959,251,081

Total Common Stocks & Other Equity Interests (Cost $3,392,826,443)		4,191,615,375

Preferred Stocks—1.11%
Germany—1.11%
Volkswagen AG -1.63% Pfd. (Cost $55,081,654)	298,753	52,997,571
Money Market Funds—10.95%
Liquid Assets Portfolio—Institutional Class (b)	260,980,244	260,980,244
Premier Portfolio—Institutional Class (b)	260,980,244	260,980,244

Total Money Market Funds (Cost $521,960,488)		521,960,488

TOTAL INVESTMENTS—100.03% (Cost $3,969,868,585)		4,766,573,434

OTHER ASSETS LESS LIABILITIES—(0.03)%		(1,621,878)

NET ASSETS—100.00%		$4,764,951,556

Investment Abbreviations:

ADR	—	American Depositary Receipt

Pfd.	—	Preferred
Notes to Schedule of Investments:
(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco International Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco International Growth Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$181,139,744	$71,118,034	$—	$252,257,778
Belgium	—	86,459,041	—	86,459,041
Brazil	123,030,642	—	—	123,030,642
Canada	288,280,701	—	—	288,280,701
China	63,783,753	—	—	63,783,753
Denmark	—	57,816,451	—	57,816,451
France	169,491,791	133,359,464	—	302,851,255
Germany	75,876,926	205,670,903	—	281,547,829
Hong Kong	—	112,380,994	—	112,380,994
Israel	87,559,060	—	—	87,559,060
Japan	116,327,292	308,614,828	—	424,942,120
Mexico	155,164,279	—	—	155,164,279
Netherlands	106,118,171	—	—	106,118,171
Russia	62,463,202	—	—	62,463,202
Singapore	55,787,408	70,371,819	—	126,159,227
South Korea	111,668,278	—	—	111,668,278
Spain	31,467,495	—	—	31,467,495
Sweden	46,848,172	95,655,115	—	142,503,287
Switzerland	55,801,387	315,417,697	—	371,219,084
Taiwan	64,165,679	—	—	64,165,679
Turkey	33,523,539	—	—	33,523,539
United Kingdom	363,895,677	595,355,404	—	959,251,081
United States	521,960,488	—	—	521,960,488

Total Investments	$2,714,353,684	$2,052,219,750	$—	$4,766,573,434

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco International Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $207,406,895 and $184,633,736, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$887,295,500

Aggregate unrealized (depreciation) of investment securities	(94,689,022)

Net unrealized appreciation of investment securities	$792,606,478

Cost of investments for tax purposes is $3,973,966,956.
Invesco International Growth Fund

Item 2. Controls and Procedures.
(a)	As of March 21, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	March 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	March 30, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	March 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.